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     THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
   NOVEMBER 14, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR
         WHICH CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 14, 2004 AND ON
                               NOVEMBER 15, 2004.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003
                                               ------------------

Check here if Amendment [X]; Amendment Number:          2
                                               ------------------------
         This Amendment (Check only one.):   [ ] is a restatement.
                                             [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Satellite Asset Management, L.P.
Address:        623 Fifth Avenue, 20th Floor
                New York, NY  10022

Form 13F File Number:  28-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Simon Raykher
Title:            General Counsel
Phone:            (212) 209-2060

Signature, Place, and Date of Signing:


/S/ SIMON RAYKHER           New York, New York                 December 30, 2004
----------------------      --------------------------         -----------------
[Signature]                 [City, State]                      [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                      0
                                                                      ---
Form 13F Information Table Entry Total:                                 3
                                                                      ---
Form 13F Information Table Value Total:                           $49,312
                                                                  -------
                                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

                           FORM 13F INFORMATION TABLE
                           SATELLITE ASSET MANAGEMENT
                      FOR QUARTER ENDED SEPTEMBER 30, 2003

Name of Issuer     Title of     CUSIP       Value (x     Shrs or prn   SH/   Put/  Investment   Other            Voting Authority
--------------     --------     -----       --------     -----------   ---   ----  ----------   -----            ----------------
                   Class                    $1000)       amt           PRN   Call  Discretion   Managers
                   -----                    ------       ---           ---   ----  ----------   --------
                                                                                                            Sole      Shared   None
------------------------------------------------------------------------------------------------------------------------------------
DANA CORP          COM          235811106      7,917       513,100     SH            SOLE                     513,100
------------------------------------------------------------------------------------------------------------------------------------
PEOPLESOFT INC     COM          712713106     28,891     1,478,357     SH            SOLE                   1,478,357
------------------------------------------------------------------------------------------------------------------------------------
TITAN CORP         COM          888266103     12,504       600,000     SH            SOLE                     600,000
------------------------------------------------------------------------------------------------------------------------------------
REPORT SUMMARY:    3 DATA RECORDS           $ 49,312